License, Acquisition, Research Collaboration and Sponsored Research Agreements	12 Months Ended
Dec. 31, 2023
Business Combinations [Abstract]
License, Acquisition, Research Collaboration and Sponsored Research Agreements
13. License, Acquisition, Research and Collaboration and Sponsored Research Agreements
Adverum Biotechnologies
—On January 25, 2021, the Company entered into an exclusive license agreement with Adverum Biotechnologies Inc. (“Adverum”) to in-license
materials and technology related to the treatment of cardiomyopathy due to Friedreich’s Ataxia (the “Adverum Agreement”). In connection with the Adverum Agreement, the Company gained access to a portfolio of inventions, patent rights, technology, and licensed methods that the Company continues to develop, and the Company will assume all development and commercialization activities worldwide. Pursuant to the Adverum Agreement, the Company paid a one-time
up-front
non-refundable
fee of $7.5 million, and is obligated to pay aggregate development and regulatory milestones of up to $17.5 million including a $3.5 million development milestone that was achieved and paid in the first quarter of 2023, and aggregate sales event and commercialization milestones of up to $49.0 million. The Company is obligated to pay Adverum tiered royalties ranging from high single-digits to sub teens based on annual aggregate worldwide net sales of Products (as defined in the Adverum Agreement). As of December 31, 2023, there were no research and development expenses recorded by the Company or payments made to Adverum under the terms of the Adverum Agreement other than the one-time
up-front
non-refundable
fee of $7.5 million and the $3.5 million development milestone that was achieved and paid in the first quarter of 2023.
The Adverum Agreement remains in effect until termination at the date of the last royalty term to expire. The Company can terminate the Adverum Agreement with 120 days’ written notice. The Adverum Agreement can also be terminated as a result of a patent challenge, material breach of contractual terms, or insolvency by either party.
Cornell University
—On May 27, 2020, the Company entered into two exclusive license agreements with Cornell University (“Cornell”) (the “Cornell First License Agreement” and the “Cornell Second License Agreement,” collectively “the Cornell License Agreements”). The Cornell First License Agreement is for the
in-license
of technology related to portfolios for APOE-associated Alzheimer’s disease and
Anti-Tau,
although the Company’s license is not restricted by such indications and it includes assignment to the Company of Cornell’s IND for the use of AAVrh10.hAPOE2 vector to treat APOE4 homozygous patients who are at risk for or have Alzheimer’s disease to support development of the Company’s LX1001 program. The Cornell Second License Agreement is for the in-license
of technology related to a portfolio for Friedreich’s ataxia although the Company’s license is not restricted by such indications. Through the Cornell License Agreements, the Company gains access to a portfolio of inventions, patent rights, technology, and licensed methods that the Company continues to develop. Under the terms of the Cornell License Agreements, the Company has assumed all development and commercialization activities worldwide with respect to the licensed technology.
As initial consideration for the Cornell License Agreements, the Company paid Cornell an upfront payment in cash of $0.3 million and issued $1.3 million of notes (the “Notes”). In November 2020, the Notes with outstanding principal of $1.3 million were cancelled in exchange for 1,337,610 shares of series A convertible preferred stock. As additional consideration, the Company is required to pay Cornell up to $8.4 million upon the achievement of specific clinical and regulatory milestones under the Cornell First License Agreement and up to $4.3 million in two portfolios and up to $0.6 million for a third portfolio upon the achievement of specific clinical and regulatory milestones under the Cornell Second License Agreement. In the second quarter of 2022, a clinical and regulatory milestone of $0.1 million was recognized and paid to Cornell in connection with the Cornell Second License Agreement. The Company is also required to pay Cornell a flat royalty in the mid-single-digits
based on net sales of the products covered by the licenses, subject to certain adjustments.
Upon expiration of the royalty term of a given licensed product in a country, the respective license becomes non-exclusive
and royalty-free. In addition, each of the Cornell License Agreements may be terminated by the Company for any reason upon ninety (90) days’ advance notice to Cornell and by Cornell upon the Company’s material uncured breach, and all licenses and rights granted by either party under such agreement will concurrently terminate.
During the year ended December 31, 2022, the Company incurred and paid $0.1 million and $0.1 million, respectively, of research and development expenses to Cornell in connection with the Cornell License Agreements. During the year ended December 31, 2023, the Company did not incur any research and development expenses or make any payments to Cornell in connection with the Cornell License Agreements.
Stelios Therapeutics, Inc.
—Stelios was an early-stage company developing novel adeno-associated
AAV-based
gene therapies for rare cardiac conditions including arrhythmogenic cardiomyopathy and TNNI3-associated hypertrophic cardiomyopathy. On July 16, 2021, the Company acquired 100% of the outstanding stock of Stelios that was accounted for as an asset acquisition pursuant ASC 805,
Business Combinations
. The Company is required to pay up to an aggregate of $20.5 million to the selling shareholders of Stelios upon the achievement of certain development milestones, including a $2.0 million development milestone that was achieved and paid in the third quarter of 2022.
Regents of the University of California, San Diego
—Stelios entered into exclusive worldwide license agreements on April 23, 2020, and August 6, 2020 (the “First UCSD Agreement” and the “Second UCSD Agreement”, respectively) with the Regents of UCSD to in-license
materials and intellectual property related to gene therapies for arrhythmogenic right ventricular cardiomyopathy and hypertrophic cardiomyopathy, respectively. The First UCSD Agreement and the Second UCSD Agreement relate to the Company’s development efforts for its LX2021 and LX2022 programs, respectively. In connection with the First UCSD Agreement and the Second UCSD Agreement, the Company gained access to inventions, patent rights, technology, and licensed methods that it continues to develop, and it has assumed all worldwide development and commercialization activities with respect to the licensed technologies. The First UCSD Agreement and Second UCSD Agreement required Stelios to pay one-time
up-front
non-refundable
cash fees of $20,000 for each agreement and requires the Company to pay aggregate development and commercialization milestones of up to $4.8 million and $2.4 million, respectively, and low-
to
mid-single
digit royalties and
low-single
digit royalties, respectively, based on aggregate net sales. The only research and development expenses incurred by Stelios or the Company and payments made to the Regents of UCSD through December 31, 2023 under the terms of the First UCSD Agreement and the Second UCSD Agreement were the one-time
up-front
non-refundable
cash fees of $20,000 for each agreement. The Company has the right to terminate the First UCSD Agreement and the Second UCSD Agreement at any time upon sixty (60)-days’ written notice to the Regents of UCSD.
On October 4, 2021, the Company entered into an exclusive worldwide license agreement (the “Third UCSD Agreement” and collectively with the First UCSD Agreement and the Second UCSD Agreement, the “UCSD Agreements”) with the Regents of UCSD to in-license
materials and intellectual property related to LX2020, a gene therapy for arrhythmogenic right ventricular cardiomyopathy. In connection with the Third UCSD Agreement, the Company gained access to inventions, patent rights, technology, and licensed methods that it continues to develop, and it has assumed all worldwide development and commercialization activities with respect to the licensed technology. The Third UCSD Agreement required the Company to pay a one-time
up-front
non-refundable
cash fee of $20,000 and requires the Company to pay aggregate development and commercialization milestones of up to $4.0 million, and
low-to
mid-single
digit royalties based on aggregate net sales. The only research and development expenses incurred by the Company and payments made to the Regents of UCSD under the terms of the Third UCSD Agreement were the one-time
up-front
non-refundable
cash fee of $20,000. The Company has the right to terminate the Third UCSD Agreement at any time upon sixty (60)-days’ written notice to the Regents of UCSD.
On December 3, 2021, the Company entered into two sponsored research agreements with the Regents of UCSD (collectively, the “UCSD SRAs”) for the Company’s LX2020, LX2021 and LX2022 programs in connection with the UCSD Agreements. Under the terms of the UCSD SRAs, the Company has the first rights to obtain non-exclusive
or exclusive, sublicensable, royalty-bearing, perpetual and transferable worldwide licenses in any resulting inventions owned by the Regents of UCSD or resulting jointly owned inventions between the Company and the Regents of UCSD, and the Company retains the rights to any resulting inventions owned by the Company. The UCSD SRAs each have a two-year
term and may be terminated early by the Company at any time upon the giving of thirty (30) days’ written notice to the Regents of UCSD. The total costs to be invoiced to the Company over the terms of the UCSD SRAs are $5.6 million, of which $1.6 million and $2.3 million were recorded in research and development expenses during the years ended December 31, 2023 and December 31, 2022, respectively. The Company made payments totaling $0.4 million and $2.8 million to the Regents of UCSD during the years ended December 31, 2023 and December 31, 2022, respectively. The Company has paid a cumulative total of $3.2 million to the Regents of UCSD as of December 31, 2023, in connection with the UCSD SRAs.
Weill Cornell Medical College
—On February 2, 2021, the Company entered into a Research Collaboration Agreement with Weill Cornell Medical College (“WCM” and the “WCM Agreement”) in conjunction with the Cornell License Agreements entered on May 27, 2020. The Company committed to fund scientific research at WCM to investigate further and potentially enhance the technology licensed to the Company pursuant to the License Agreements.
Under the terms of the WCM Agreement, each WCM invention, joint invention, and related joint results for which an Improvement, as defined in the WCM Agreement, applies and the Company has made an election to amend the Cornell License Agreements, the Company has the first option to negotiate in good faith with WCM for royalty- bearing, worldwide license, under Cornell patent rights, Cornell rights, and Cornell’s interest in joint patent rights, to develop, make, have made, use, offer for sale, sell, have sold, and import derived products in the field. During the years ended December 31, 2023 and December 31, 2022 the Company incurred $1.0 million and $6.1 million, respectively, of research and development costs in connection with the WCM Agreement. During the years ended December 31, 2023 and December 31, 2022 the Company paid $2.1 million and $5.5 million, respectively, to WCM in connection with the WCM Agreement. Cumulatively, the Company has incurred and paid total research and development costs of $9.9 to WCM in connection with the WCM Agreement as of December 31, 2023.
The WCM Agreement expired in accordance with its terms in January 2024.